Aug. 31, 2025
BNY Mellon Mid Cap Multi-Strategy Fund
Risk Table - BNY Mellon Mid Cap Multi-Strategy Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Strategy allocation risk

• Strategy allocation risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Midsize company risk

• Midsize company risk: Midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

· Market sector risk

• Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

· Management risk	• Management risk: The investment processes used by the fund's sub-advisers could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon Small Cap Multi-Strategy Fund
Risk Table - BNY Mellon Small Cap Multi-Strategy Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Strategy allocation risk

• Strategy allocation risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among multiple investment strategies. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal or that an investment strategy will achieve its particular investment objective.

· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Small and midsize company risk

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

· Market sector risk

• Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon International Fund
Risk Table - BNY Mellon International Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Large-cap stock risk

• Large-cap stock risk: To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Small and midsize company risk

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

· Foreign currency risk

• Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

· Country, company, industry and market sector risk

• Country, company, industry and market sector risk: The fund may overweight or underweight its investments in certain countries, companies, industries or market sectors relative to the MSCI EAFE Index, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting those countries, companies, industries or sectors.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon Emerging Markets Fund
Risk Table - BNY Mellon Emerging Markets Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

· Foreign currency risk

• Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

· Emerging market risk

• Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, auditing, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, additional transaction costs, delays in settlement procedures, unexpected market closures, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

· Country, company, industry and market sector risk

• Country, company, industry and market sector risk: The fund may overweight or underweight its investments in certain countries, companies, industries or market sectors relative to the MSCI Emerging Markets Index, which may cause the fund's performance to be more or less sensitive to positive or negative developments affecting those countries, companies, industries or sectors.

· China risk

• China risk: Investments in China are subject to the risks associated with greater governmental control over the economy, political and legal uncertainties and currency fluctuations or blockage. In particular, the Chinese Communist Party exercises significant control over economic growth in China through the allocation of resources, controlling payment of foreign currency-denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies. Attempts by the government of the People's Republic of China to exert greater control over Hong Kong's economic, political and legal structures or its existing social policy, could negatively affect investor confidence in Hong Kong, which in turn could negatively affect markets and business performance of issuers located in Hong Kong. The Chinese economy and markets may be adversely affected by protectionist trade policies, slow economic activity in other Asian countries or worldwide, political and social instability, environmental events and natural disasters, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the United States. China's economy may be dependent on the economies of other Asian countries, many of which are developing countries. In addition, the imposition of tariffs or other trade barriers by the U.S. or other foreign governments on exports from China may have an adverse impact on Chinese issuers and China's economy as a whole. Additionally, U.S. executive orders current prohibit U.S. persons, including the fund, from transacting in securities of any Chinese company identified as a "Communist Chinese military company" or determined to be involved with China's "surveillance technology sector," including transactions in instruments that are derivative of, or are designed to provide investment exposure to, prohibited securities of such companies. It is unclear how long the executive orders will continue in effect, but to the extent that they do and further companies are designated, there may be a material adverse impact on the value of those securities.

· India risk

• India risk: Investments in Indian issuers involve risks that are specific to India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). The securities markets in India are relatively underdeveloped and may subject the fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Further, the fund's investments are subject to fluctuations in the value of the Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. In addition, religious and border disputes persist in India. India has historically experienced hostilities with neighboring countries, such as Pakistan and China, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the fund's investments in India.

· South Korea risk

• South Korea risk: Investments in South Korean issuers may subject the fund to legal, regulatory, political, currency, security, and economic risks that are specific to South Korea. In addition, economic and political developments of South Korea's neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy.

· Taiwan risk

• Taiwan risk: Investments in Taiwanese issuers involve risks that are specific to Taiwan, including legal, regulatory, political, currency and economic risks. Political and economic developments of Taiwan's neighbors may have an adverse effect on Taiwan's economy. Specifically, Taiwan's geographic proximity and history of political contention with mainland China have resulted in ongoing tensions, which may materially affect the Taiwanese economy and its securities market.

· Information technology sector risk

• Information technology sector risk: The information technology sector has been among the most volatile sectors of the stock market. To the extent the fund's investments are significantly exposed to companies in the information technology sector, the fund's performance will be significantly affected by developments in that sector. Information technology companies involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain information technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. Technology companies are heavily dependent on patent and other intellectual property rights. In addition, these companies are strongly affected by worldwide technological developments, government regulation, and increased competition, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of information technology stocks than it does in other sectors. Fund investments may decline dramatically in value if anticipated products or services are delayed or cancelled.

· Large-cap stock risk

• Large-cap stock risk: To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Small and midsize company risk

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon Bond Fund
Risk Table - BNY Mellon Bond Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Fixed-income market risk

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

· Government securities risk

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Mortgage-related securities risk

• Mortgage-related securities risk: Mortgage-related securities are subject to credit, prepayment and extension risk, and may be more volatile, less liquid and more difficult to price accurately than more traditional debt securities. The fund is subject to the credit risk associated with these securities, including the market's perception of the creditworthiness of the issuing federal agency, as well as the credit quality of the underlying assets. Although certain mortgage-related securities are guaranteed as to the timely payment of interest and principal by a third party (such as a U.S. government agency or instrumentality with respect to government-related mortgage securities) the market prices for such securities are not guaranteed and will fluctuate. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the security are more likely to be prepaid causing the fund to purchase new securities at current market rates, which usually will be lower. The loss of higher yielding underlying mortgages and the reinvestment of proceeds at lower interest rates, known as prepayment risk, can reduce the fund's potential price gain in response to falling interest rates, reduce the fund's yield and/or cause the fund's share price to fall. When interest rates rise, the effective duration of the fund's mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the fund's sensitivity to rising interest rates and its potential for price declines.

· Municipal securities risk

• Municipal securities risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of municipal bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to buy or sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

· Issuer risk

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

· Valuation risk

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon Intermediate Bond Fund
Risk Table - BNY Mellon Intermediate Bond Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Fixed-income market risk

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

· Government securities risk

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Municipal securities risk

• Municipal securities risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of municipal bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to buy or sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

· Issuer risk

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

· Valuation risk

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon Corporate Bond Fund
Risk Table - BNY Mellon Corporate Bond Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Fixed-income market risk

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Government securities risk

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value.

· Issuer risk

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

· Valuation risk

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

· Market sector risk

• Market sector risk: To the extent the fund's investments emphasize particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon National Intermediate Municipal Bond Fund
Risk Table - BNY Mellon National Intermediate Municipal Bond Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Municipal securities risk

• Municipal securities risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of municipal bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to buy or sell such municipal bonds at attractive prices.

· Valuation risk

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

· Municipal securities sector risk

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon National Short-Term Municipal Bond Fund
Risk Table - BNY Mellon National Short-Term Municipal Bond Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Municipal securities risk

• Municipal securities risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of municipal bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to buy or sell such municipal bonds at attractive prices.

· Valuation risk

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

· Municipal securities sector risk

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon Massachusetts Intermediate Municipal Bond Fund
Risk Table - BNY Mellon Massachusetts Intermediate Municipal Bond Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Municipal securities risk

• Municipal securities risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of municipal bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to buy or sell such municipal bonds at attractive prices.

· State-specific risk

• State-specific risk: The fund is subject to the risk that Massachusetts' economy, and the revenues underlying its municipal obligations, may decline. Investing primarily in the municipal obligations of a single state makes the fund more sensitive to risks specific to that state and may entail more risk than investing in the municipal obligations of multiple states as a result of potentially less diversification.

· Valuation risk

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

· Municipal securities sector risk

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon Municipal Opportunities Fund
Risk Table - BNY Mellon Municipal Opportunities Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Municipal securities risk

• Municipal securities risk: Municipal securities are subject to interest rate, credit, liquidity, valuation, market and political risks. The amount of public information available about municipal securities is generally less than that for corporate equities or bonds. Special factors, such as legislative and regulatory changes, executive orders, voter initiatives, and state and local economic and business developments, may adversely affect the value of the fund's investments in municipal securities. Other factors include the general conditions of the municipal securities market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state, territory or possession of the United States in which the fund invests may have an impact on the fund's share price. Any credit impairment could adversely impact the value of municipal bonds, which could negatively impact the performance of the fund. In addition, income from municipal securities held by the fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status for municipal securities held by the fund may cause interest received and distributed to shareholders by the fund to be taxable and may result in a significant decline in the values of such municipal securities.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· High yield securities risk

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to buy or sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities.

· Derivatives risk

• Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund's use of derivatives may result in losses to the fund and increased portfolio volatility. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk, credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).

· Forward commitments risk

• Forward commitments risk: Debt securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (i.e., appreciating when interest rates decline and depreciating when interest rates rise). When purchasing a security on a forward commitment basis, the fund would assume the risks of ownership of the security, including the risk of price fluctuations, and takes such fluctuations into account when determining its net asset value. The sale of securities on a forward commitment or delayed-delivery basis involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive and less publicly available company information, political and economic instability and differing auditing, accounting and legal standards.

· Valuation risk

• Valuation risk: The price that the fund could receive upon the sale (or other disposition) of an investment may differ from the fund's valuation of the investment, particularly for investments that trade in lower volumes, investments that are valued using a fair valuation methodology or a price provided by an independent pricing service, or during market turmoil or volatility. As a result, the price received upon the sale of an investment may be less than the value ascribed by the fund, and the fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.

· Municipal securities sector risk

• Municipal securities sector risk: The fund may significantly overweight or underweight certain municipal securities that finance projects in specific municipal sectors, such as utilities, hospitals, higher education or transportation, and this may cause the fund's performance to be more or less sensitive to developments affecting those sectors.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.

· Management risk	• Management risk: The investment process used by the fund's portfolio manager could fail to achieve the fund's investment goal and cause your fund investment to lose value.

BNY Mellon Asset Allocation Fund
Risk Table - BNY Mellon Asset Allocation Fund	Risk [Text Block]
Principal Risks
Principal Risks

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

The fund invests in shares of the underlying funds and thus the fund is subject to the same principal investment risks as the underlying funds in which it invests, which are described in the fund's prospectus and/or below. For more information regarding these risks, see the prospectus for the specific underlying fund. The fund's investments in shares of the underlying funds may involve duplication of advisory fees and certain other expenses.

Risk Lose Money [Member]	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Not Insured [Member]	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
· Strategy allocation risk

• Strategy allocation risk: The ability of the fund to achieve its investment goal depends, in part, on the ability of the investment adviser to allocate effectively the fund's assets among the asset classes and the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the asset class the underlying funds were selected to represent.

· Large-cap stock risk

• Large-cap stock risk: To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

· Correlation risk

• Correlation risk: Because the fund allocates its investments among different asset classes, the fund is subject to correlation risk. Although the prices of equity securities and fixed-income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem.

· Conflicts of interest risk

• Conflicts of interest risk: BNYIA will have the authority to change the investment strategies, including whether to implement a strategy by investing directly in securities or through an underlying fund. BNYIA or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as BNYIA fulfills its fiduciary duty to the fund and the underlying funds. In addition, BNYIA recommends asset allocations among these underlying funds, each of which pays advisory fees at different rates to BNYIA or its affiliates. These situations are considered by the Trust's board when it reviews the asset allocations for the fund.

· Risks of stock investing

• Risks of stock investing: Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

· Growth and value stock risk

• Growth and value stock risk: By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged.

· Small and midsize company risk

• Small and midsize company risk: Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

· Foreign investment risk

• Foreign investment risk: To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.

· Emerging market risk

• Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks. Special risks associated with investments in emerging market issuers may include a lack of publicly available information, a lack of uniform disclosure, auditing, accounting and financial reporting and recordkeeping standards and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, additional transaction costs, delays in settlement procedures, unexpected market closures, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.

· Foreign currency risk

• Foreign currency risk: Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

· Fixed-income market risk

• Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

· Government securities risk

• Government securities risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.

· Prepayment risk

• Prepayment risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.

· Interest rate risk

• Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.

· Credit risk

• Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

· High yield securities risk

• High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade securities may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

· Liquidity risk

• Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to buy or sell such municipal bonds at attractive prices. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore securities may be harder to value or buy or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities. No active trading market may exist for some of the floating rate loans in which the fund invests and certain loans may be subject to restrictions on resale. Because some floating rate loans that the fund invests in may have a more limited secondary market, liquidity risk is more pronounced for the fund than for mutual funds that invest primarily in other types of fixed-income instruments or equity securities.

· ETF and other investment company risk

• ETF and other investment company risk: To the extent the fund invests in pooled investment vehicles, such as ETFs and other investment companies, the fund will be affected by the investment policies, practices and performance of such entities in direct proportion to the amount of assets the fund has invested therein. The risks of investing in other investment companies, including ETFs, typically reflect the risks associated with the types of instruments in which the investment companies invest. When the fund invests in an ETF or other investment company, shareholders of the fund will bear indirectly their proportionate share of the expenses of the ETF or other investment company (including management fees) in addition to the expenses of the fund. ETFs are exchange-traded investment companies that are, in many cases, designed to provide investment results corresponding to an index. The value of the underlying securities can fluctuate in response to activities of individual companies or in response to general market and/or economic conditions. Additional risks of investments in ETFs include: (i) the market price of an ETF's shares may trade at a discount to its net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading may be halted if the listing exchanges' officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts trading generally. The fund will incur brokerage costs when purchasing and selling shares of ETFs.

· Issuer risk

• Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.

· Market risk

• Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market.  In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund.  Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market.  These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.  Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.